Note 6 - Common Stock (Detail) (USD $)	12 Months Ended									12 Months Ended
	Jul. 31, 2012	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2007	Jul. 31, 2011	May 30, 2012 Pre Split [Member]	May 19, 2009 Pre Split [Member]	May 30, 2012 Post Split [Member]	May 19, 2009 Post Split [Member]	Jul. 31, 2009 September 1, 2009 [Member] July 2009 Private Placement Offering [Member]	Jul. 31, 2009 November 16, 2009 [Member] July 2009 Private Placement Offering [Member]	Jul. 31, 2007 Stock Issued to Directors and Officers [Member]	Jul. 31, 2007 February 2007 Private Placement Offering [Member]	Jul. 31, 2009 July 2009 Private Placement Offering [Member]	Jul. 31, 2010 September 2009 Private Placement Offering [Member]	Jul. 31, 2010 November 2009 Private Placement Offering [Member]	Jul. 31, 2010 December 2009 Private Placement Offering [Member]	Jul. 31, 2010 October 2009 Trinity Alps Joint Venture [Member]	Jul. 31, 2010 December 2009 Trinity Alps Joint Venture [Member]	Jul. 31, 2010 March 2010 Trinity Alps Joint Venture [Member]	Jul. 31, 2010 May 2010 Private Placement Offering [Member]
Stock Issued During Period, Shares, Issued for Cash	23,051,783											52,000,000
Equity Issuance, Per Share Amount (in Dollars per share)												$ 0.00025	$ 0.00125	$ 0.75	$ 0.40	$ 0.86	$ 0.61				$ 0.25
Stock Issued During Period, Value, Issued for Cash (in Dollars)	$ 48,500			$ 13,000								$ 13,000
Stock Issued During Period, Value, New Issues (in Dollars)				38,000									38,000	137,500	100,000	300,000	500,000				200,000
Stock Issued During Period, Shares, New Issues													30,400,000	183,334	250,000	348,837	819,672				800,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Proceeds from Issuance of Private Placement (in Dollars)													38,000	137,469	100,000	300,000	500,000
Number of Foreign, Non-Affiliated Investors													38
Stockholders' Equity Note, Stock Split			40:1
Common Stock, Shares Authorized	133,333,334				133,333,334	2,000,000,000	50,000,000	133,333,334	2,000,000,000
Common Stock, Shares, Issued	6,391,730				68,201,843		2,060,000		82,400,000
Common Stock, Shares, Outstanding	6,391,730				68,201,843	91,253,626	2,060,000	6,083,576	82,400,000
Number of Non-U.S. Individual Investors														2
Stock Issued During Period, Shares, Subscribed Shares										100,000	83,334
Stock Repurchased and Retired During Period, Shares		19,000,000
Unit Description																one share of common stock, par value $0.001 per share, and one warrant that gives the holder thereof the option to purchase one share of common stock at a price of $1.51 over a period of two years	one share of common stock, par value $0.001 per share, and one warrant that gives the holder the option to purchase one share of common stock, par value $0.001 per share, at a price of $1.07 with a term of two years				one share of common stock, par value $0.001 per share, and one warrant that gave the holder the option to purchase one share of common stock, par value $0.001 per share, at a price of $0.44 over a period of five years
Investment Warrants, Exercise Price (in Dollars per share)																$ 1.51	$ 1.07	$ 1.25			$ 0.44
Stock Issued During Period, Shares, Other																		2,000,000	300,000	100,000
Warrant Issued, Stock Purchasable (in Shares)																		2,000,000
Warrant Exercise Period																		5 years
Warrant Issued, Value (in Dollars)																		1,660,000
Stock Issued During Period, Value, Other (in Dollars)																		$ 3,514,942	$ 249,000	$ 50,000
Stockholders' Equity, Reverse Stock Split	one (1) new for fifteen (15) old